Interest expense and other financial income & expense	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Interest expense and other financial income & expense	Interest expense and other financial income & expense
For the years ended December 31, 2019, 2018 and 2017, "Interest expense" and "Other financial income & expense" are:
Interest expense

($ millions)	2019	2018	2017
Interest expense on financial debts	(81)	(10)	(12)
Interest expense from discounting long-term liabilities	(21)	(9)	(10)
Interest expense on lease liabilities(1)	(11)	(5)	(5)
Total interest expense	(113)	(24)	(27)

(1)	For the years ended December 31, 2018 and 2017, interest expense on finance leases was included in "Interest expense on lease liabilities".
Other financial income & expense

($ millions)	2019	2018	2017
Interest income	8	2	—
Loss on extinguishment of financial debt	(4)	—	—
Other financial expense	(18)	(3)	(3)
Monetary loss from hyperinflation accounting	(2)	(1)	—
Currency result, net	(16)	(26)	(20)
Total other financial income & expense	(32)	(28)	(23)